Comparative Figures	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Comparative Figures (Expressed in Canadian $000’s except per share amounts)
13.	Comparative Figures
Certain of the comparative figures were reclassified from statements previously presented to conform to the current period presentation.